Income taxes - Movement in deferred tax assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Movement in deferred tax assets
At the beginning	¥ 161,617	¥ 154,333	¥ 168,552
Charged to profit or loss	(57,256)	5,845	(14,081)
Exchange rate difference	(231)	1,439	(138)
At the end	104,130	161,617	154,333
Unused tax losses
Movement in deferred tax assets
At the beginning	23,436	31,696	34,253
Charged to profit or loss	(392)	(8,499)	(2,536)
Exchange rate difference	(31)	239	(21)
At the end	23,013	23,436	31,696
Intra-group unrealized profits
Movement in deferred tax assets
At the beginning	23,152	11,097	14,696
Charged to profit or loss	4,781	11,944	(3,556)
Exchange rate difference	(113)	111	(43)
At the end	27,820	23,152	11,097
Credit loss and impairment
Movement in deferred tax assets
At the beginning	38,682	41,573	50,347
Charged to profit or loss	(7,574)	(3,519)	(8,673)
Exchange rate difference	73	628	(101)
At the end	31,181	38,682	41,573
Loss from waiver of intercompany receivables of discontinued operations
Movement in deferred tax assets
At the beginning	60,873	61,548	61,548
Charged to profit or loss	(54,048)	(675)
At the end	6,825	60,873	61,548
Right-of-use assets
Movement in deferred tax assets
At the beginning	(107,937)	(117,318)	(151,106)
Charged to profit or loss	8,770	9,543	33,926
Exchange rate difference	363	(162)	(138)
At the end	(98,804)	(107,937)	(117,318)
Lease liabilities
Movement in deferred tax assets
At the beginning	115,620	127,421	155,949
Charged to profit or loss	(6,563)	(11,976)	(28,651)
Exchange rate difference	(370)	175	123
At the end	108,687	115,620	127,421
Others
Movement in deferred tax assets
At the beginning	7,791	(1,684)	2,865
Charged to profit or loss	(2,230)	9,027	(4,591)
Exchange rate difference	(153)	448	42
At the end	¥ 5,408	¥ 7,791	¥ (1,684)